                                     [LOGO]
                            The Internet Fund, Inc.

                                 ANNUAL REPORT

                               December 31, 1998

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THE INTERNET FUND, INC.
REPORT OF THE INVESTMENT ADVISER

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Dear Fellow Shareholders:

We are pleased to report that 1998 has been a period in which many of the Fund's holdings have shown exceptional gains, with total performance for the year of over 196%. Rising investor confidence in the long-term potential of Internet-related businesses has been the main driver for this rapid price appreciation. We will continue to follow our investment philosophy of investing in the companies that will benefit the most from the emergence of the Internet as a mass-market medium.

If you have any questions, please call the Fund at 1-888-FUNDWWW or at our web address at sales@theinternetfund.com.

                                          Very truly yours,

                                          /s/ Ryan Jacob

                                          Ryan Jacob
                                          Portfolio Manager

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      AVERAGE ANNUAL RETURNS               ONE YEAR                INCEPTION*
The Internet Fund, Inc.                            196.14%                     68.56%
NASDAQ Composite Index (1)                          40.48%                     30.52%
Inter@ctive Week Internet Index
(2)                                                146.37%                     55.59%
*From 10/21/96 through 12/31/98
                                        The Internet Fund,                                  Inter@ctive Week Internet
                                                      Inc.     NASDAQ Composite Index                           Index
10/21/96                                           $10,000                    $10,000                         $10,000
12/31/96                                            $9,420                    $10,446                         $10,044
12/31/97                                           $10,620                    $12,772                         $10,709
12/31/98                                           $31,451                    $17,942                         $26,384

Remember that historic performance does not predict future performance. Shares may be worth more or less at redemption than at original purchase.

1. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks.

2. The INTER@CTIVE Week Internet Index is a capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing interactive hardware.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE MARKET AND OTHER CONDITIONS.

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THE INTERNET FUND, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
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
                                                                                                 SHARES       VALUE
                                                                                               -----------  ----------
COMMON STOCKS -- 72.15%
DATA COMMUNICATIONS/NETWORKING HARDWARE -- 13.85%
Broadcom Corp.*                                                                                     6,000   $  724,500
Exodus Communications, Inc.*                                                                       10,000      642,500
IDT Corp.*                                                                                         20,000      307,500
Inktomi Corp.*                                                                                      6,000      776,250
RCN Corp.*                                                                                         35,000      619,062
                                                                                                            ----------
                                                                                                             3,069,812
                                                                                                            ----------
COMPUTER/NETWORK SOFTWARE -- 8.68%
DoubleClick, Inc.*                                                                                 19,000      865,688
OzeMail Ltd.* -- ADR                                                                               20,000      441,250
24 / 7 Media, Inc.*                                                                                22,000      616,000
                                                                                                            ----------
                                                                                                             1,922,938
                                                                                                            ----------
ELECTRONIC COMMERCE -- 12.91%
Allou Health and Beauty Care, Inc.*                                                                80,000      860,000
Amazon.com, Inc.*                                                                                   1,000      321,250
Bluefly, Inc.*                                                                                     30,000      303,750
CMG Information Services, Inc.*                                                                     9,000      958,500
Egghead.com, Inc.*                                                                                 20,000      416,250
                                                                                                            ----------
                                                                                                             2,859,750
                                                                                                            ----------
INTERNET/NETWORK SECURITY -- 5.36%
Data Broadcasting Corp.*                                                                           40,000      715,000
Verisign, Inc.*                                                                                     8,000      473,000
                                                                                                            ----------
                                                                                                             1,188,000
                                                                                                            ----------
INTERNET SERVICE PROVIDERS/BROWSERS -- 31.35%
America Online, Inc.*                                                                               5,000      800,000
At Home Corp.*                                                                                      6,000      445,500
CNET, Inc.*                                                                                        10,000      548,125
Excite, Inc.*                                                                                      18,000      757,125
GeoCities*                                                                                         24,000      807,000
Lycos, Inc.*                                                                                       15,000      833,437
Infoseek Corp.*                                                                                    10,000      493,750
Mindspring Enterprises, Inc.*                                                                      10,000      610,625
PSINet, Inc.*                                                                                      25,000      521,875
Rocky Mountain Internet, Inc.*                                                                     20,000      252,500
Yahoo!, Inc.*                                                                                       3,700      876,669
                                                                                                            ----------
                                                                                                             6,946,606
                                                                                                            ----------
TOTAL COMMON STOCKS (IDENTIFIED COST $11,228,881)                                                           15,987,106
REPURCHASE AGREEMENT -- 11.28%
State Street Bank & Trust Repurchase Agreement, 3.25%
  Due 01/04/99; Collateral: U.S. Treasury Note $2,365,000,
  6.25% due 02/15/03, Value: $2,610,031
(IDENTIFIED COST $2,500,000)                                                                                 2,500,000
                                                                                                            ----------
TOTAL INVESTMENTS (IDENTIFIED COST $13,728,881)                                                             18,487,106
OTHER ASSETS LESS LIABILITIES -- 16.57%                                                                      3,671,577
                                                                                                            ----------
NET ASSETS -- 100%                                                                                          $22,158,683
                                                                                                            ----------
                                                                                                            ----------

*   Non-income-producing security.

ADR -- American Depository Receipt.

See notes to financial statements.

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THE INTERNET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
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ASSETS:

Investments at value (identified cost $11,228,881)                               $15,987,106
Repurchase agreement (identified cost $2,500,000)                                 2,500,000
Receivable for fund shares sold                                                   2,728,181
Receivable for securities sold                                                      462,084
Cash and other assets                                                             1,149,019
                                                                                 ----------
    Total assets                                                                 22,826,390
                                                                                 ----------

LIABILITIES:

Payable for securities purchased                                                    617,251
Advisory fee payable                                                                 17,536
Other accrued expenses                                                               32,920
                                                                                 ----------
    Total liabilities                                                               667,707
                                                                                 ----------
NET ASSETS                                                                       $22,158,683
                                                                                 ----------
                                                                                 ----------

COMPOSITION OF NET ASSETS:
Accumulated paid-in capital                                                      $16,867,230
Accumulated net investment loss                                                     (90,069)
Accumulated net realized gain on investments                                        623,297
Unrealized appreciation of investments                                            4,758,225
                                                                                 ----------
NET ASSETS                                                                       $22,158,683
                                                                                 ----------
                                                                                 ----------
NET ASSET VALUE PER SHARE (1,409,831 SHARES OUTSTANDING)                             $15.72
                                                                                 ----------
                                                                                 ----------

See notes to financial statements.

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THE INTERNET FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
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INVESTMENT INCOME:

Interest and dividends                                                            $   4,971
                                                                                  ---------

EXPENSES:
Investment advisory fees                                                             38,561
Audit and legal fees                                                                 26,220
Custody and accounting fees                                                          13,112
Registration fees                                                                     5,558
Reports to shareholders                                                               4,353
Transfer agent fees                                                                   1,700
Directors' fees                                                                         792
Other expenses                                                                        4,733
                                                                                  ---------
    Total expenses                                                                   95,029
                                                                                  ---------
Net investment loss                                                                 (90,058)
                                                                                  ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments:                                               632,132
    Net change in unrealized gain on investments                                  4,751,175
                                                                                  ---------
    Net realized and unrealized gain on investments                               5,383,307
                                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $5,293,249
                                                                                  ---------
                                                                                  ---------

See notes to financial statements.

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THE INTERNET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                      FOR THE YEAR   FOR THE YEAR
                                                                                          ENDED         ENDED
                                                                                      DECEMBER 31,   DECEMBER 31,
                                                                                          1998           1997
                                                                                      -------------  ------------
FROM OPERATIONS:
Net investment income (loss)                                                          $     (90,058)  $      310
Net realized gain (loss) on investments                                                     632,132       (1,257)
Net change in unrealized gain on investments                                              4,751,175       14,733
                                                                                      -------------  ------------
Net increase in net assets resulting from operations                                      5,293,249       13,786
                                                                                      -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and short term capital gains on investments                            (8,316)          --
                                                                                      -------------  ------------

FROM CAPITAL SHARE TRANSACTIONS:
Shares sold                                                                              22,532,887      125,135
Reinvestment of distributions                                                                 7,974       --
Shares redeemed                                                                          (5,816,862)    (102,450)
                                                                                      -------------  ------------
Net increase in net assets resulting from capital share transactions                     16,723,999       22,685
                                                                                      -------------  ------------
Total increase in net assets                                                             22,008,932       36,471

NET ASSETS:
Beginning of year                                                                           149,751      113,280
                                                                                      -------------  ------------
End of year                                                                           $  22,158,683   $  149,751
                                                                                      -------------  ------------
                                                                                      -------------  ------------

SHARES ISSUED AND REDEEMED:
Shares sold                                                                               1,814,360       24,844
Reinvestment of distributions                                                                   525       --
Shares redeemed                                                                            (433,255)     (20,670)
                                                                                      -------------  ------------
    Net increase                                                                          1,381,630        4,174
                                                                                      -------------  ------------
                                                                                      -------------  ------------

See notes to financial statements.

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THE INTERNET FUND, INC.
FINANCIAL HIGHLIGHTS

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For a share outstanding throughout each period
is as follows:

                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR                           OCTOBER 21, 1996*
                                                               ENDED        FOR THE YEAR ENDED         THROUGH
                                                         DECEMBER 31, 1998   DECEMBER 31, 1997    DECEMBER 31, 1996
                                                         -----------------  -------------------  -------------------
Net asset value, beginning of period                         $    5.31           $    4.71            $    5.00
Net investment income (loss)                                     (0.08)               0.01                 0.02
Net realized and unrealized gain (loss) on investments           10.50                0.59                (0.31)
                                                               -------               -----               ------
Total from investment operations                                 10.42                0.60                (0.29)
                                                               -------               -----               ------
Dividends from net investment income, short-term
  capital gains and 1997 net unrealized gain                     (0.01)                 --                   --
                                                               -------               -----               ------
Net asset value, end of period                               $   15.72           $    5.31            $    4.71
                                                               -------               -----               ------
                                                               -------               -----               ------
Total return                                                    196.14%              12.74%               (5.80%)B
Net assets, end of period (000's)                            $  22,159           $     150            $     113
Ratio of expenses to average net assets                           3.08%               0.08%                0.21%A
Ratio of expenses to average net assets (excluding
  waivers)                                                        3.08%               3.60%                6.73%A
Ratio of net investment income (loss) to average net
  assets                                                         (2.92%)              0.19%                2.01%A
Ratio of net investment income (loss) to average net
  assets (excluding waivers)                                     (2.92%)             (3.33%)              (4.15%)A
Portfolio turnover rate                                             80%                 50%                   0%A

A Annualized

B Not Annualized

*Commencement of Operations.

See notes to financial statements.

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THE INTERNET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
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1.   ORGANIZATION OF THE FUND

    The Internet Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles.

2.   SIGNIFICANT ACCOUNTING PRINCIPLES

    SECURITY VALUATION

    The Fund values securities for which exchange quotations are readily available at the last recorded sales price, or if the security is not traded on an exchange, at the closing bid price. Short term investments are valued at cost, approximating market value.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on the basis of identified cost. Dividend income received and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

    INCOME TAXES

    No provision for income taxes is required because the Fund intends to continue to qualify as a regulated investment company and to distribute all of its taxable income to its shareholders. The Fund failed to meet the distribution requirements for regulated investment companies for the year ended December 31, 1997. The Fund established its status as a regulated investment company in 1998 by distributing all earnings and profits, including the net unrealized gain at December 31, 1997.

    USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS

    Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    FINANCIAL STATEMENT PRESENTATION

    Certain classifications from prior periods have been restated to conform with current year presentation.

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THE INTERNET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
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3.   RELATED PARTY TRANSACTIONS

    The Fund has entered into an investment advisory agreement with Kinetics Asset Management, Inc. (Kinetics), whereby Kinetics receives a management and administration fee in the amount of 1.25% of average daily net assets.

4.   FINANCIAL INSTRUMENTS

    For the year ended December 31, 1998, purchases and sales proceeds of investments, other than short-term investments, were as follows:

U.S. GOVERNMENT OBLIGATIONS   OTHER INVESTMENT SECURITIES
  PURCHASES        SALES        PURCHASES       SALES
-------------  -------------  -------------  ------------
     --             --        $  13,015,171  $  2,552,614

    At December 31, 1998, the cost of investments for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                 NET UNREALIZED
  TAX COST     UNREALIZED GAIN  UNREALIZED LOSS       GAIN
-------------  ---------------  ---------------  ---------------
$13,743,727...  $   4,910,523    $    (167,144)   $   4,743,379

5.   CAPITAL STOCK

    At December 31, 1998, the Fund had 7,303,185 authorized shares at $.01 par value.

6.   YEAR 2000 CONVERSION

    The Fund has established a preliminary plan to ensure that its systems and applications will recognize and process the year 2000 and that there will be no material disruption to business operations. The Fund is also dependent upon its clearing brokers and other outside providers to implement this conversion. The total cost of compliance and its effects on the Fund's future results of operations are being determined as the Fund finalizes its plans.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The Internet Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of The Internet Fund, Inc., as of December 31, 1998, the statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Internet Fund, Inc. as of December 31, 1998, the results of its operations, and the changes in its net assets, and its financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

               [SIG]

Great Neck, NY
February 15, 1999

        [LOGO]

 THE INTERNET FUND, INC.

  1-888-fund www
  sales@theinternetfund.com

For additional information, please call us for a copy of our prospectus or visit our website at www.theinternetfund.com

                                     [LOGO]

                            The Internet Fund, Inc.

                                 ANNUAL REPORT

                               December 31, 1998